Bank facilities (Details) $ in Thousands	Dec. 31, 2021 CAD ($) $ / $	Dec. 31, 2021 USD ($) $ / $	Dec. 31, 2020 CAD ($)
Disclosure of detailed information about borrowings [line items]
Unrealized gain (loss) on forward foreign exchange contracts	$ (33,000)		$ 632,000
Currency risk
Disclosure of detailed information about borrowings [line items]
Foreign exchange contracts	$ 26,500,000		16,750,000
Average price of hedging instrument (CDN per USD)	1.26	1.26
LG Facility
Disclosure of detailed information about borrowings [line items]
Facility, maximum borrowing capacity	$ 2,000,000
Borrowings outstanding	0		$ 0
FX Facility
Disclosure of detailed information about borrowings [line items]
Facility, maximum borrowing capacity	$ 29,000,000	$ 23,684